POSTRETIREMENT BENEFITS - PENSIONS (Pension Plan Asset Allocation United States) (Details) (U.S. [Member])	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013 Public Equity Securities [Member]	Aug. 31, 2012 Public Equity Securities [Member]	Aug. 31, 2013 Private Equity Investments [Member]	Aug. 31, 2012 Private Equity Investments [Member]	Aug. 31, 2013 Debt Securities [Member]	Aug. 31, 2012 Debt Securities [Member]	Aug. 31, 2013 Real Estate [Member]	Aug. 31, 2012 Real Estate [Member]	Aug. 31, 2013 Other [Member]	Aug. 31, 2012 Other [Member]	Aug. 31, 2014 Scenario, Forecast [Member] Public Equity Securities [Member]	Aug. 31, 2014 Scenario, Forecast [Member] Private Equity Investments [Member]	Aug. 31, 2014 Scenario, Forecast [Member] Debt Securities [Member]	Aug. 31, 2014 Scenario, Forecast [Member] Real Estate [Member]	Aug. 31, 2014 Scenario, Forecast [Member] Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation, Minimum													43.00%	2.00%	32.00%	2.00%	0.00%
Target Allocation, Maximum													59.00%	8.00%	46.00%	8.00%	3.00%
Percentage of Plan Assets	100.00%	100.00%	52.00%	50.20%	3.90%	3.70%	38.90%	41.20%	4.60%	4.10%	0.60%	0.80%